UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02215

T. Rowe Price Small-Cap Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2023
Semiannual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSVX Small-Cap Value Fund –
.
PASVX Small-Cap Value Fund–
.
Advisor  Class
PRVIX Small-Cap Value Fund–
.
I  Class
TRZVX Small-Cap Value Fund–
.
Z Class

T. ROWE PRICE Small-Cap Value Fund
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Small-Cap Value Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive returns during the first half of your fund’s fiscal year, the six-month period ended June 30,
2023. Despite turmoil in the banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major economies and corporate earnings results came in stronger than expected.
For the six-month period, the technology-oriented Nasdaq Composite Index gained more than 30%, the strongest result of the major benchmarks, as tech companies benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging market counterparts. Currency movements were mixed over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in European securities.
Within the S&P 500 Index, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core inflation readings—
which exclude volatile food and energy prices—remained stubbornly high. In response, the Federal Reserve raised its short-term lending benchmark rate to a target range of 5.00% to 5.25% by early May, the highest level since 2007. The
Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come by the end of the year.
In the fixed income market, returns were generally positive across most sectors as investors benefited from the higher interest rates that have become available over the past year. Investment-grade corporate bonds were supported by generally solid balance sheets and were among the strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been contained by the swift actions of regulators, it could weigh on credit conditions.
Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.

T. ROWE PRICE Small-Cap Value Fund

We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the commentary on your fund’s performance and positioning that we previously included in the semiannual shareholder letters. The Securities and Exchange Commission
(SEC) adopted new rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report. This change will require a much more concise summary of performance rather than the level of detail we have provided historically while also aiming to be more visually engaging. As we prepare to make changes to the annual reports to meet the new report regulatory requirements by mid-2024, we felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced, you may continue to access current fund information as well as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Small-Cap Value Fund
Portfolio Summary

SECTOR DIVERSIFICATION
Percent of Net Assets
12/31/22 6/30/23
Financials 27.6% 24.6%
Industrials and Business
Services 14.3 14.5
Health Care 11.7 11.2
Consumer Discretionary 8.5 10.8
Real Estate 9.0 9.9
Energy 7.5 7.9
Information Technology 5.5 5.9
Utilities 5.2 4.9
Materials 4.6 4.6
Consumer Staples 3.3 2.9
Communication Services 0.6 1.0
Other and Reserves 2.2 1.8
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Small-Cap Value Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
6/30/23
Venture Global LNG 1.4%
Cava Group 1.3
Select Medical Holdings 1.2
IDACORP 1.1
Terreno Realty 1.1
UFP Industries 1.1
Littelfuse 1.1
Matador Resources 1.1
Beacon Roofing Supply 1.1
Meritage Homes 1.1
PennyMac Financial Services 1.0
TechnipFMC 1.0
Magnolia Oil & Gas 1.0
MGE Energy 1.0
Radian Group 0.9
Landstar System 0.9
SouthState 0.9
St. Joe 0.9
Pinnacle Financial Partners 0.8
EastGroup Properties 0.8
Constellium 0.8
Houlihan Lokey 0.8
Strategic Education 0.8
Popular 0.8
Columbia Banking System 0.8
Total 24.8%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Small-Cap Value Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Small-Cap Value Fund

SMALL-CAP VALUE FUND
Beginning
Account Value
1/1/23
Ending
Account Value
6/30/23
Expenses Paid
During Period*
1/1/23 to 6/30/23
Investor Class
Actual $1,000.00 $1,038.00 $3.94
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.93   3.91
Advisor Class
Actual   1,000.00   1,036.90   5.10
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.79   5.06
I Class
Actual   1,000.00   1,038.70   3.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.47   3.36
Z Class
Actual   1,000.00   1,042.10   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.79   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.78%,
the
2
Advisor Class was 1.01%, the
3
I Class was 0.67%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 47 .90 $ 61 .79 $ 52 .79 $ 47 .91 $ 39 .85 $ 49 .06
Investment activities
Net investment
income
(1)(2)
0 .18 0 .20 0 .18 0 .23 0 .21 0 .22
Net realized and
unrealized gain/loss 1 .64 ( 11 .56 ) 13 .13 5 .72 10 .05 ( 5 .66 )
Total from
investment activities 1 .82 ( 11 .36 ) 13 .31 5 .95 10 .26 ( 5 .44 )
Distributions
Net investment
income — ( 0 .18 ) ( 0 .21 ) ( 0 .19 ) ( 0 .29 ) ( 0 .17 )
Net realized gain — ( 2 .35 ) ( 4 .10 ) ( 0 .88 ) ( 1 .91 ) ( 3 .60 )
Total distributions — ( 2 .53 ) ( 4 .31 ) ( 1 .07 ) ( 2 .20 ) ( 3 .77 )
NET ASSET VALUE
End of period $ 49 .72 $ 47 .90 $ 61 .79 $ 52 .79 $ 47 .91 $ 39 .85

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3 .80% ( 18 .55 ) % 25 .54% 12 .50% 25 .84% ( 11 .49 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .78%
(4)
0 .79% 0 .75% 0 .76% 0 .77% 0 .78%
Net expenses after
waivers/payments
by Price Associates 0 .78%
(4)
0 .79% 0 .75% 0 .76% 0 .77% 0 .78%
Net investment
income 0 .72%
(4)
0 .37% 0 .29% 0 .53% 0 .45% 0 .45%
Portfolio turnover rate 13 .9% 20 .7% 25 .1% 28 .0% 22 .3% 19 .3%
Net assets, end of
period (in millions) $4,502 $4,565 $7,722 $6,301 $8,019 $6,710
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 47 .76 $ 61 .60 $ 52 .64 $ 47 .80 $ 39 .75 $ 48 .81
Investment activities
Net investment
income (loss)
(1)(2)
0 .12 0 .02 ( 0 .02 ) 0 .11 0 .07 0 .09
Net realized and
unrealized gain/loss 1 .64 ( 11 .51 ) 13 .08 5 .66 10 .02 ( 5 .55 )
Total from
investment activities 1 .76 ( 11 .49 ) 13 .06 5 .77 10 .09 ( 5 .46 )
Distributions
Net investment
income — — — ( 0 .05 ) ( 0 .13 ) —
Net realized gain — ( 2 .35 ) ( 4 .10 ) ( 0 .88 ) ( 1 .91 ) ( 3 .60 )
Total distributions — ( 2 .35 ) ( 4 .10 ) ( 0 .93 ) ( 2 .04 ) ( 3 .60 )
NET ASSET VALUE
End of period $ 49 .52 $ 47 .76 $ 61 .60 $ 52 .64 $ 47 .80 $ 39 .75

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3 .69% ( 18 .81 ) % 25 .12% 12 .14% 25 .47% ( 11 .57 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 1 .01%
(4)
1 .14% 1 .08% 1 .06% 1 .08% 1 .03%
Net expenses after
waivers/payments
by Price Associates 1 .01%
(4)
1 .14% 1 .08% 1 .06% 1 .08% 1 .03%
Net investment
income (loss) 0 .50%
(4)
0 .03% ( 0 .04 ) % 0 .25% 0 .15% 0 .18%
Portfolio turnover rate 13 .9% 20 .7% 25 .1% 28 .0% 22 .3% 19 .3%
Net assets, end of
period (in millions) $77 $77 $105 $97 $105 $108
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 47 .80 $ 61 .72 $ 52 .76 $ 47 .89 $ 39 .84 $ 49 .06
Investment activities
Net investment
income
(1)(2)
0 .20 0 .28 0 .25 0 .27 0 .26 0 .28
Net realized and
unrealized gain/loss 1 .65 ( 11 .55 ) 13 .12 5 .72 10 .05 ( 5 .67 )
Total from
investment activities 1 .85 ( 11 .27 ) 13 .37 5 .99 10 .31 ( 5 .39 )
Distributions
Net investment
income — ( 0 .30 ) ( 0 .31 ) ( 0 .24 ) ( 0 .35 ) ( 0 .23 )
Net realized gain — ( 2 .35 ) ( 4 .10 ) ( 0 .88 ) ( 1 .91 ) ( 3 .60 )
Total distributions — ( 2 .65 ) ( 4 .41 ) ( 1 .12 ) ( 2 .26 ) ( 3 .83 )
NET ASSET VALUE
End of period $ 49 .65 $ 47 .80 $ 61 .72 $ 52 .76 $ 47 .89 $ 39 .84

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3 .87% ( 18 .43 ) % 25 .67% 12 .59% 25 .97% ( 11 .40 ) %
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by Price
Associates 0 .67%
(4)
0 .67% 0 .65% 0 .66% 0 .66% 0 .66%
Net expenses after
waivers/payments
by Price Associates 0 .67%
(4)
0 .67% 0 .65% 0 .66% 0 .66% 0 .66%
Net investment
income 0 .84%
(4)
0 .52% 0 .40% 0 .63% 0 .56% 0 .56%
Portfolio turnover rate 13 .9% 20 .7% 25 .1% 28 .0% 22 .3% 19 .3%
Net assets, end of
period (in millions) $2,931 $2,900 $2,388 $1,507 $2,305 $1,674
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 47 .95 $ 61 .88 $ 52 .83 $ 30 .66
Investment activities
Net investment income
(2)(3)
0 .37 0 .63 0 .64 0 .43
Net realized and unrealized gain/loss 1 .65 ( 11 .59 ) 13 .16 23 .08
Total from investment activities 2 .02 ( 10 .96 ) 13 .80 23 .51
Distributions
Net investment income — ( 0 .62 ) ( 0 .65 ) ( 0 .46 )
Net realized gain — ( 2 .35 ) ( 4 .10 ) ( 0 .88 )
Total distributions — ( 2 .97 ) ( 4 .75 ) ( 1 .34 )
NET ASSET VALUE
End of period $ 49 .97 $ 47 .95 $ 61 .88 $ 52 .83
Ratios/Supplemental Data
Total return
(3)(4)
4 .21% ( 17 .90 ) % 26 .48% 76 .84%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0 .65%
(5)
0 .65% 0 .64% 0 .64%
(5)
Net expenses after waivers/payments by Price
Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00%
(5)
Net investment income 1 .51%
(5)
1 .17% 1 .04% 1 .26%
(5)
Portfolio turnover rate 13 .9% 20 .7% 25 .1% 28 .0%
Net assets, end of period (in millions) $2,832 $2,754 $4,046 $3,420
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Small-Cap Value Fund
June 30, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.9%
COMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.1%
Frontier Communications Parent  (1) 702,500 13,095
GCI Liberty, EC  (2) 399,039 —
13,095
Media 0.8%
Advantage Solutions  (1) 6,269,623 14,671
Advantage Solutions, Warrants, 12/31/26, 11.50%  (1) 400,000 52
Boston Omaha, Class A  (1) 593,158 11,163
New York Times, Class A  1,246,700 49,095
Nexstar Media Group  60,000 9,993
Saga Communications, Class A  140,954 3,011
87,985
Total Communication Services 101,080
CONSUMER DISCRETIONARY 10.8%
Automobile Components 1.2%
Dorman Products  (1) 616,833 48,625
LCI Industries  333,441 42,134
Strattec Security  (1)(3) 334,806 6,093
Visteon  (1) 175,046 25,138
121,990
Broadline Retail 0.2%
Kohl's  727,200 16,762
16,762
Distributors 0.1%
Pool Corp  29,363 11,001
11,001
Diversified Consumer Services 0.9%
Clear Secure, Class A  (4) 387,443 8,977
Strategic Education  1,187,812 80,581
89,558
Hotels, Restaurants & Leisure 3.1%
BJ's Restaurants  (1) 686,837 21,841
Cava Group  (1) 87,987 3,603
Cava Group, Acquisition Date: 6/23/20 - 3/26/21, Cost $31,962  (1)
(5)(6) 3,234,285 132,444
Deliveroo (GBP)  (1) 14,166,784 20,621
Marriott Vacations Worldwide  358,356 43,978
Papa John's International  859,781 63,478
SeaWorld Entertainment  (1) 87,900 4,923

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $12,311  (1)(2)(5)(7) 1,439,856 7,804
Wyndham Hotels & Resorts  291,100 19,961
318,653
Household Durables 1.3%
Cavco Industries  (1) 84,898 25,045
Meritage Homes  771,490 109,760
134,805
Leisure Products 0.2%
Peloton Interactive, Class A  (1) 2,008,200 15,443
Rad Power Bikes, Class A, Acquisition Date: 1/22/21,
Cost $5,494  (1)(2)(5) 1,138,910 683
16,126
Specialty Retail 2.8%
Academy Sports & Outdoors  440,900 23,831
Asbury Automotive Group  (1) 156,900 37,722
Caleres  1,241,700 29,714
Children's Place  (1)(4) 429,500 9,969
Farfetch, Class A  (1)(4) 1,646,800 9,947
Floor & Decor Holdings, Class A  (1) 149,700 15,563
Framebridge, EC, Acquisition Date: 5/19/20, Cost $908  (1)(2)(5) 907,892 408
Group 1 Automotive  156,000 40,263
Hibbett  267,512 9,708
Monro  1,419,266 57,665
Petco Health & Wellness  (1)(4) 2,981,937 26,539
Rent the Runway, Class A  (1)(4) 2,977,865 5,896
RH  (1) 27,900 9,195
Savers Value Village  (1) 401,617 9,518
Winmark  8,168 2,716
288,654
Textiles, Apparel & Luxury Goods 1.0%
Bombas, Acquisition Date: 2/12/21, Cost $14,601  (1)(2)(5) 3,303,766 11,596
Canada Goose Holdings  (1)(4) 512,300 9,119
Figs, Class A  (1) 4,452,917 36,826
Steven Madden  1,450,140 47,405
104,946
Total Consumer Discretionary 1,102,495
CONSUMER STAPLES 2.3%
Beverages 0.6%
Boston Beer, Class A  (1) 14,366 4,431
Coca-Cola Consolidated  90,474 57,543
61,974

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail 0.1%
Sprouts Farmers Market  (1) 291,700 10,714
10,714
Food Products 1.4%
Nomad Foods  (1) 3,660,700 64,135
Post Holdings  (1) 531,830 46,083
Simply Good Foods  (1) 1,052,581 38,514
148,732
Household Products 0.2%
Reynolds Consumer Products  742,500 20,976
20,976
Total Consumer Staples 242,396
ENERGY 7.9%
Energy Equipment & Services 3.7%
Cactus, Class A  1,234,479 52,243
ChampionX  2,236,262 69,414
Enerflex (CAD)  7,078,229 48,194
Energy Reservoir Holdings, Class A-1, Acquisition Date: 4/30/19,
Cost $20,875  (1)(2)(3)(5)(7) 20,874,541 9,393
Expro Group Holdings  (1) 2,460,609 43,602
Liberty Energy, Class A  2,485,099 33,226
Ranger Energy Services  (1)(3) 1,693,860 17,345
TechnipFMC  (1) 6,449,993 107,199
380,616
Oil, Gas & Consumable Fuels 4.2%
Advantage Energy (CAD)  (1)(4) 4,277,547 27,930
International Seaways  247,272 9,456
Magnolia Oil & Gas, Class A  4,994,370 104,382
Matador Resources  2,145,051 112,229
Range Resources  1,083,500 31,855
REX American Resources  (1) 311,971 10,860
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $1,314  (1)(2)(5) 435 7,830
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $26,302  (1)(2)(5) 7,197 129,546
434,088
Total Energy 814,704
FINANCIALS 24.2%
Banks 14.8%
BankUnited  3,307,658 71,280
Blue Foundry Bancorp  (1)(4) 897,252 9,071
Burke & Herbert Financial Services  39,344 2,526

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cathay General Bancorp  636,100 20,476
Coastal Financial  (1) 563,616 21,220
Columbia Banking System  3,907,062 79,235
Columbia Financial  (1)(4) 1,063,310 18,385
CRB Group, Acquisition Date: 4/14/22, Cost $3,215  (1)(2)(5) 30,579 2,365
CrossFirst Bankshares  (1) 2,046,105 20,461
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $2,923  (1)(2)(3)(5) 292,336 5,847
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $1,436  (1)(2)(3)(5) 143,582 2,872
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $—  (1)(2)(3)(5) 43,592 454
East West Bancorp  1,149,275 60,670
Eastern Bankshares  6,027,108 73,953
Farmers & Merchants Bank of Long Beach  2,471 13,430
FB Financial  1,526,123 42,808
First Bancshares  (4) 701,081 18,116
FS Bancorp  (3) 670,758 20,170
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $5,034  (1)(2)(5) 503,404 1,213
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $—  (1)(2)(5) 100,220 16
HarborOne Bancorp  2,728,073 23,680
Home BancShares  3,457,051 78,821
Independent Bank  505,895 22,517
Independent Bank Group  827,512 28,574
John Marshall Bancorp  (3)(4) 1,057,188 21,239
Kearny Financial  2,520,255 17,768
Live Oak Bancshares  (3) 2,482,836 65,323
Metropolitan Bank Holding  (1)(3)(4) 556,623 19,331
National Bank Holdings, Class A  (3) 1,957,165 56,836
Origin Bancorp  903,349 26,468
Pacific Premier Bancorp  1,189,273 24,594
Pinnacle Financial Partners  1,522,634 86,257
Ponce Financial Group  (1)(4) 1,771,577 15,395
Popular  1,318,136 79,773
Preferred Bank  (3) 920,209 50,602
Provident Bancorp  1,180,107 9,771
Sandy Spring Bancorp  1,574,237 35,704
Southern First Bancshares  (1)(3) 454,722 11,254
SouthState  1,373,537 90,379
Texas Capital Bancshares  (1) 1,140,538 58,738
Towne Bank  2,436,352 56,621
Veritex Holdings  1,215,490 21,794
Webster Financial  954,987 36,051
Western Alliance Bancorp  1,121,707 40,909

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
WSFS Financial  1,685,128 63,563
1,526,530
Capital Markets 2.2%
AssetMark Financial Holdings  (1) 1,346,684 39,943
Houlihan Lokey  836,023 82,189
Main Street Capital  (4) 325,732 13,039
OTC Markets Group, Class A  411,454 23,700
StepStone Group, Class A  647,975 16,076
Virtus Investment Partners  268,652 53,051
227,998
Consumer Finance 1.1%
Green Dot, Class A  (1) 2,440,998 45,744
NerdWallet, Class A  (1) 1,224,278 11,521
PRA Group  (1) 821,298 18,767
PROG Holdings  (1) 1,337,184 42,950
118,982
Financial Services 2.8%
Conyers Park III Acquisition  (1) 1,328,447 13,576
PennyMac Financial Services  1,529,894 107,567
Radian Group  3,776,176 95,462
Stash Financial, Acquisition Date: 1/6/21 - 1/26/21,
Cost $1,244  (1)(2)(5) 38,630 563
Voya Financial  307,900 22,079
Walker & Dunlop  679,160 53,715
292,962
Insurance 2.1%
BRP Group, Class A  (1) 992,026 24,582
Coalition, Acquisition Date: 9/13/21, Cost $357  (1)(2)(5) 21,587 364
First American Financial  182,400 10,400
Hagerty, Warrants, 12/1/26, 11.50%  (1) 257,272 541
James River Group Holdings  (3) 2,279,810 41,629
Palomar Holdings  (1) 180,486 10,475
ProAssurance  2,499,327 37,715
Ryan Specialty Holdings, Class A  (1) 1,179,028 52,927
Selective Insurance Group  232,726 22,330
Skyward Specialty Insurance Group  (1) 294,796 7,488
White Mountains Insurance Group  2,802 3,892
212,343
Mortgage Real Estate Investment Trusts 1.2%
Hannon Armstrong Sustainable Infrastructure Capital, REIT  (4) 3,065,595 76,640
PennyMac Mortgage Investment Trust, REIT  3,739,672 50,411
127,051
Total Financials 2,505,866

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HEALTH CARE 10.4%
Biotechnology 4.5%
Apellis Pharmaceuticals  (1) 495,125 45,106
Ascendis Pharma, ADR  (1) 276,800 24,704
Blueprint Medicines  (1) 506,432 32,006
Cerevel Therapeutics Holdings  (1) 461,165 14,660
CRISPR Therapeutics  (1)(4) 317,300 17,813
Cytokinetics  (1) 330,500 10,781
Denali Therapeutics  (1) 440,038 12,986
Generation Bio  (1) 798,408 4,391
HilleVax  (1) 348,562 5,992
Icosavax  (1) 1,585,455 15,744
Immatics  (1) 426,137 4,918
Insmed  (1) 1,967,929 41,523
Ionis Pharmaceuticals  (1) 907,800 37,247
Karuna Therapeutics  (1) 179,930 39,018
Kymera Therapeutics  (1) 634,953 14,598
MacroGenics  (1)(4) 1,806,000 9,662
Monte Rosa Therapeutics  (1)(4) 13,580 93
MoonLake Immunotherapeutics  (1) 180,986 9,230
Morphic Holding  (1) 114,700 6,576
MorphoSys, ADR  (1) 1,554,800 11,614
Nkarta  (1)(4) 1,645,141 3,603
Prothena  (1) 105,013 7,170
Relay Therapeutics  (1) 809,713 10,170
Repare Therapeutics  (1)(4) 722,939 7,649
Replimune Group  (1) 498,429 11,574
Syndax Pharmaceuticals  (1) 644,500 13,489
Tenaya Therapeutics  (1)(4) 883,580 5,187
Verve Therapeutics  (1)(4) 514,029 9,638
Xencor  (1) 1,198,858 29,935
Zentalis Pharmaceuticals  (1)(4) 421,685 11,896
468,973
Health Care Equipment & Supplies 2.2%
Atrion (4) 68,517 38,760
Avanos Medical  (1) 940,800 24,047
Embecta  1,351,608 29,195
Lantheus Holdings  (1) 598,419 50,219
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,910  (1)(2)
(5) 2,631,808 1,263
QuidelOrtho (1) 699,768 57,983
Utah Medical Products  (3) 235,955 21,991
223,458

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers & Services 2.9%
Agiliti (1) 1,470,971 24,271
Alignment Healthcare  (1) 3,210,110 18,458
Capsule, Acquisition Date: 4/7/21, Cost $3,065  (1)(2)(5) 211,518 620
Ensign Group  718,972 68,633
Innovage Holding  (1) 3,432,942 25,747
Option Care Health  (1) 615,843 20,009
Pennant Group  (1) 1,507,762 18,516
Select Medical Holdings  3,851,734 122,716
298,970
Health Care Technology 0.7%
Certara (1) 507,880 9,248
Multiplan  (1)(4) 17,151,000 36,189
Phreesia  (1) 1,030,734 31,963
77,400
Life Sciences Tools & Services 0.0%
Seer (1) 904,256 3,861
3,861
Pharmaceuticals 0.1%
Structure Therapeutics, ADR  (1) 110,892 4,610
Ventyx Biosciences  (1) 275,400 9,033
13,643
Total Health Care 1,086,305
INDUSTRIALS & BUSINESS SERVICES 14.0%
Aerospace & Defense 0.8%
Parsons (1) 1,055,060 50,791
Triumph Group  (1) 2,333,559 28,866
79,657
Building Products 2.3%
CSW Industrials  354,648 58,939
Insteel Industries  338,658 10,539
JELD-WEN Holding  (1) 834,717 14,641
UFP Industries  1,189,202 115,412
Zurn Elkay Water Solutions  1,326,735 35,676
235,207
Commercial Services & Supplies 1.7%
Aris Water Solution, Class A  2,293,278 23,667
Brady, Class A  1,219,492 58,011
MSA Safety  238,503 41,490
Tetra Tech  162,941 26,680
UniFirst  142,700 22,120
171,968

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.5%
Valmont Industries  168,616 49,076
49,076
Electrical Equipment 0.3%
Thermon Group Holdings  (1) 1,300,307 34,588
34,588
Ground Transportation 0.9%
Convoy, Warrants, 03/15/33, Acquisition Date: 3/24/23,
Cost $—  (1)(2)(5) 86,098 —
Landstar System  487,300 93,825
93,825
Machinery 3.5%
Alamo Group  251,600 46,272
Blue Bird  (1) 841,761 18,923
Esab  765,471 50,934
ESCO Technologies  556,587 57,679
Helios Technologies  920,197 60,816
Hydrofarm Holdings Group  (1) 537,657 420
John Bean Technologies  87,300 10,589
RBC Bearings  (1) 227,551 49,486
Shyft Group  842,000 18,575
SPX Technologies  (1) 541,300 45,994
359,688
Marine Transportation 0.2%
Matson  239,107 18,586
18,586
Passenger Airlines 0.8%
Allegiant Travel  (1) 433,007 54,680
Sun Country Airlines Holdings  (1)(4) 1,128,411 25,367
80,047
Professional Services 0.8%
Checkr, Acquisition Date: 6/29/18, Cost $866  (1)(2)(5) 211,422 1,142
Conduent  (1) 6,845,238 23,274
FTI Consulting  (1) 200,877 38,207
Paycor HCM  (1)(4) 879,665 20,821
83,444
Trading Companies & Distributors 2.2%
Air Lease  231,574 9,691
Beacon Roofing Supply  (1) 1,322,745 109,762
Herc Holdings  216,910 29,684
McGrath RentCorp  502,301 46,453

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rush Enterprises, Class A  465,742 28,289
223,879
Total Industrials & Business Services 1,429,965
INFORMATION TECHNOLOGY 5.3%
Communications Equipment 0.3%
Viavi Solutions  (1) 2,776,400 31,457
31,457
Electronic Equipment, Instruments & Components 3.0%
Belden  624,666 59,749
Knowles  (1) 1,454,800 26,274
Littelfuse  387,234 112,805
Mirion Technologies  (1) 4,567,510 38,595
Vontier  2,131,000 68,640
306,063
IT Services 0.0%
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,039  (1)(2)(5) 135,360 2,412
2,412
Semiconductors & Semiconductor Equipment 1.0%
Entegris  68,118 7,549
Lattice Semiconductor  (1) 314,557 30,219
MACOM Technology Solutions Holdings  (1) 260,600 17,077
MaxLinear  (1) 432,737 13,657
Onto Innovation  (1) 344,901 40,171
108,673
Software 1.0%
Apiture, Acquisition Date: 7/1/20 - 6/30/22, Cost $8,333  (1)(2)(5) 523,101 9,290
DoubleVerify Holdings  (1) 857,395 33,370
Envestnet  (1) 199,700 11,852
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $7,474  (1)(2)(5) 559,515 10,536
nCino  (1) 658,774 19,842
Socure, Acquisition Date: 12/22/21, Cost $2,410  (1)(2)(5) 149,990 1,122
Workiva  (1) 162,436 16,513
102,525
Total Information Technology 551,130
MATERIALS 4.2%
Chemicals 1.7%
Element Solutions  3,174,200 60,945
Hawkins  514,586 24,540
Orion  1,806,391 38,332
Quaker Chemical  271,600 52,935
176,752

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging 0.3%
Myers Industries  1,734,589 33,703
33,703
Metals & Mining 1.8%
Carpenter Technology  565,565 31,745
Constellium  (1) 4,815,085 82,820
Reliance Steel & Aluminum  282,865 76,823
191,388
Paper & Forest Products 0.4%
Clearwater Paper  (1)(3) 1,274,979 39,932
West Fraser Timber (CAD)  13,010 1,118
West Fraser Timber  44,734 3,846
44,896
Total Materials 446,739
REAL ESTATE 10.0%
Diversified Real Estate Investment Trusts 0.6%
Essential Properties Realty Trust, REIT  2,479,123 58,359
58,359
Hotel & Resort Real Estate Investment Trusts 1.1%
Apple Hospitality, REIT  3,795,206 57,346
Pebblebrook Hotel Trust, REIT  (4) 3,887,300 54,189
111,535
Industrial Real Estate Investment Trusts 1.9%
EastGroup Properties, REIT  478,200 83,015
Terreno Realty, REIT  1,958,300 117,694
200,709
Office Real Estate Investment Trusts 0.4%
IQHQ, REIT, Acquisition Date: 10/30/19 - 8/21/20,
Cost $13,130  (1)(2)(5) 866,287 16,347
JBG SMITH Properties, REIT  (4) 1,399,942 21,055
37,402
Real Estate Management & Development 2.6%
DigitalBridge Group  (4) 1,406,138 20,684
FirstService  (4) 478,200 73,686
Opendoor Technologies, Class A  (1)(4) 6,283,097 25,258
St. Joe  1,828,068 88,369
Tricon Residential  (4) 6,486,197 57,143
265,140
Residential Real Estate Investment Trusts 0.6%
Apartment Investment & Management, Class A, REIT  924,765 7,879
Elme Communities, REIT  190,600 3,133

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NexPoint Residential Trust, REIT  601,800 27,370
UMH Properties, REIT  1,350,800 21,586
59,968
Residential Reits 0.3%
Independence Realty Trust, REIT  1,875,700 34,175
34,175
Retail Real Estate Investment Trusts 0.5%
Saul Centers, REIT  (3) 1,326,706 48,863
48,863
Retail Reits 0.4%
NETSTREIT, REIT  2,158,336 38,569
38,569
Specialized Real Estate Investment Trusts 1.6%
CubeSmart, REIT  1,598,200 71,375
PotlatchDeltic, REIT  1,126,146 59,517
Safehold, REIT  (4) 1,583,650 37,580
168,472
Total Real Estate 1,023,192
UTILITIES 4.9%
Electric Utilities 2.5%
IDACORP  1,148,100 117,795
MGE Energy  1,244,337 98,440
PNM Resources  922,175 41,590
257,825
Gas Utilities 1.1%
Chesapeake Utilities  310,763 36,981
ONE Gas  911,282 69,996
RGC Resources  269,456 5,397
112,374
Multi-Utilities 0.6%
NorthWestern  1,176,684 66,789
66,789
Water Utilities 0.7%
Artesian Resources, Class A  433,163 20,454
California Water Service Group  742,139 38,316
Middlesex Water  170,963 13,790
72,560
Total Utilities 509,548
Total Common Stocks (Cost $7,149,494) 9,813,420

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition Date: 3/24/23,
Cost $597  (1)(2)(5) 597,290 597
Total Convertible Bonds (Cost $597) 597
CONVERTIBLE PREFERRED STOCKS 3.2%
CONSUMER DISCRETIONARY 0.2%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $2,539  (1)(2)
(5)(7) 282,711 1,532
1,532
Leisure Products 0.1%
Rad Power Bikes, Series C, Acquisition Date: 1/22/21,
Cost $5,494  (1)(2)(5) 1,138,910 2,631
Rad Power Bikes, Series D, Acquisition Date: 9/16/21,
Cost $10,332  (1)(2)(5) 1,078,119 4,549
7,180
Specialty Retail 0.1%
1661, Series F, Acquisition Date: 5/28/21, Cost $12,383  (1)(2)(5) 2,127,647 3,915
Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471  (1)(2)(5) 406,249 3,465
7,380
Total Consumer Discretionary 16,092
CONSUMER STAPLES 0.5%
Food Products 0.5%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $15,529  (1)(2)(5) 841,026 42,076
Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $3,362  (1)(2)(5) 144,247 7,217
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $881  (1)(2)(5) 26,661 1,334
Total Consumer Staples 50,627
FINANCIALS 0.4%
Banks 0.1%
CRB Group, Acquisition Date: 1/28/22, Cost $11,470  (1)(2)(5) 109,095 8,440
8,440
Financial Services 0.1%
Stash Financial, Series F, Acquisition Date: 4/24/20,
Cost $11,157  (1)(2)(5) 445,224 6,487
Stash Financial, Series G, Acquisition Date: 1/26/21,
Cost $12,559  (1)(2)(5) 335,107 4,882
11,369

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Insurance 0.2%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $21,422  (1)(2)
(5) 1,296,510 21,885
21,885
Total Financials 41,694
HEALTH CARE 0.7%
Biotechnology 0.0%
Laronde, Series B, Acquisition Date: 7/28/21, Cost $9,269  (1)(2)(5) 331,043 1,854
1,854
Health Care Providers & Services 0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $3,065  (1)(2)
(5) 211,518 620
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $8,981  (1)(2)(5) 3,729,550 4,065
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $10,347  (1)(2)(5) 3,272,913 3,568
8,253
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $11,917  (1)(2)(5) 1,011,567 11,917
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $6,453  (1)(2)(5) 472,388 28,688
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $13,636  (1)(2)(5) 307,043 18,647
59,252
Total Health Care 69,359
INDUSTRIALS & BUSINESS SERVICES 0.6%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $14,587  (1)(2)(5) 323,903 10,401
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $14,645  (1)(2)
(5) 2,622,728 13,192
23,593
Electrical Equipment 0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $12,776  (1)
(2)(5) 613,518 8,166
Tonian Holdings, Series A, Non-Voting Shares, Acquisition Date:
1/15/21 - 7/20/21, Cost $8,392  (1)(2)(3)(5) 8,531,194 10,238
Tonian Holdings, Series A, Voting Shares, Acquisition Date:
1/15/21 - 1/26/22, Cost $15,325  (1)(2)(3)(5) 15,050,275 18,060
36,464

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation 0.1%
Convoy, Series D, Acquisition Date: 10/30/19, Cost $19,800  (1)(2)
(5) 1,462,353 7,575
7,575
Professional Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046  (1)(2)(5) 889,080 4,801
4,801
Total Industrials & Business Services 72,433
INFORMATION TECHNOLOGY 0.6%
IT Services 0.1%
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $684  (1)(2)(5) 30,470 543
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $68  (1)(2)(5) 3,030 54
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $74  (1)(2)(5) 3,310 59
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $8,658  (1)(2)(5) 385,620 6,872
7,528
Software 0.5%
Gusto, Series B, Acquisition Date: 8/18/20, Cost $1,746  (1)(2)(5) 129,187 2,433
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $3,259  (1)(2)(5) 241,168 4,541
Gusto, Series C, Acquisition Date: 7/16/18, Cost $5,412  (2)(5) 711,894 13,405
Gusto, Series D, Acquisition Date: 7/16/19, Cost $7,227  (1)(2)(5) 542,859 10,222
Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,430  (1)
(2)(5) 1,214,930 753
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $11,195  (1)(2)(5) 857,551 5,317
Nuro, Series D, Acquisition Date: 10/29/21, Cost $6,458  (1)(2)(5) 309,802 1,921
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $9,505  (1)(2)(5) 1,881,753 9,597
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,929  (1)(2)
(5) 182,290 1,363
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,404  (1)
(2)(5) 149,613 1,119
Socure, Series B, Acquisition Date: 12/22/21, Cost $43  (1)(2)(5) 2,706 20
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,572  (1)(2)(5) 346,775 2,594
53,285
Total Information Technology 60,813

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MATERIALS 0.2%
Chemicals 0.0%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $11,381  (1)(2)
(5) 275,749 5,592
5,592
Metals & Mining 0.2%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $14,318  (1)(2)(5) 522,347 22,347
22,347
Total Materials 27,939
Total Convertible Preferred Stocks (Cost $370,202) 338,957
CORPORATE BONDS 0.1%
PRA Group, 5.00%, 10/1/29  (8) 3,091,000 2,334
PRA Group, 7.375%, 9/1/25  (8) 7,228,000 6,866
Total Corporate Bonds (Cost $9,155) 9,200
PREFERRED STOCKS 0.0%
ENERGY 0.0%
Energy Equipment & Services 0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date: 11/30/22,
Cost $144  (1)(2)(3)(5) 143,910 144
Energy Reservoir Holdings, Class A-3, Acquisition Date: 5/3/21 -
9/29/21, Cost $1,287  (1)(2)(3)(5)(7) 1,286,870 1,364
Total Energy 1,508
Total Preferred Stocks (Cost $1,431) 1,508
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(9) 205,602,972 205,603
Total Short-Term Investments (Cost $205,603) 205,603

T. ROWE PRICE Small-Cap Value Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(9) 156,420 156
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 156
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.13%  (3)(9) 40,204,442 40,205
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 40,205
Total Securities Lending Collateral (Cost $40,361) 40,361
Total Investments in Securities
100.6% of Net Assets
(Cost $7,776,843) $ 10,409,646
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Affiliated Companies
(4) See Note 3. All or a portion of this security is on loan at June 30, 2023.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$697,192 and represents 6.7% of net assets.
(6) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to $132,444; the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.

T. ROWE PRICE Small-Cap Value Fund

.
.
.
.
.
.
.
.
.
.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$9,200 and represents 0.1% of net assets.
(9) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Boston Omaha, Class A  $ 3,087 $ (12,451) $ —
Clearwater Paper  126 (8,056) —
Dogwood State Bank, Non-Voting Shares  — 585 —
Dogwood State Bank, Voting Shares  — 288 —
Dogwood State Bank, Warrants, 5/6/24  — 102 —
Energy Reservoir Holdings, Class A-1  — (1) —
Energy Reservoir Holdings, Class A-3  — — —
Energy Reservoir Holdings, Class A-3  — — —
FS Bancorp  49 (2,060) 317
James River Group Holdings  6 (5,625) 553
John Marshall Bancorp  41 (8,595) 233
Live Oak Bancshares  144 (9,778) 149
Metropolitan Bank Holding  13 (11,762) —
Myers Industries  1,200 (5,589) 469
National Bank Holdings, Class A  149 (25,332) 985
Preferred Bank  174 (12,567) 793
Ranger Energy Services  (1,262) 67 —
RGC Resources  (981) 21 224
Saul Centers, REIT  81 (3,848) 3,904
Southern First Bancshares  17 (9,568) —
Strategic Education  (53) (12,044) 1,426
Strattec Security  (98) (711) —
Tonian Holdings, Series A, Non-Voting Shares  — 1 —
Tonian Holdings, Series A, Voting Shares  — — —
Triumph Group  (50,120) 55,599 —
Utah Medical Products  (124) (1,591) 142
T. Rowe Price Government Reserve Fund, 5.13% — — 4,347++
Affiliates not held at period end (46,366) 93,340 —
Totals $ (93,917)# $ 20,425 $ 13,542+

T. ROWE PRICE Small-Cap Value Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
AgroFresh Solutions  $ 15,110 $ — $ 30,268 $ —
American Public Education  13,349 — 26,556 —
Boston Omaha, Class A  46,970 47 23,403 *
CIRCOR International  39,650 56 51,973 —
Clearwater Paper  38,800 9,214 26 39,932
Dogwood State Bank, Non-
Voting Shares  * — — 5,847
Dogwood State Bank, Voting
Shares  * — — 2,872
Dogwood State Bank, Warrants,
5/6/24  * — — 454
Energy Reservoir Holdings,
Class A-1  9,394 — — 9,393
Energy Reservoir Holdings,
Class A-3  144 — — 144
Energy Reservoir Holdings,
Class A-3  1,364 — — 1,364
FS Bancorp  19,136 3,126 32 20,170
Horizon Global  1,255 — 23,858 —
James River Group Holdings  47,754 93 593 41,629
John Marshall Bancorp  28,820 1,065 51 21,239
Live Oak Bancshares  75,105 129 133 65,323
LL Flooring Holdings  12,969 — 38,766 —
Metropolitan Bank Holding  * 7,059 81 19,331
Myers Industries  45,660 72 6,440 *
National Bank Holdings, Class
A  80,117 2,188 137 56,836
Preferred Bank  53,839 9,353 23 50,602
Ranger Energy Services  29,835 63 12,620 17,345
RGC Resources  12,676 19 7,319 *
Saul Centers, REIT  54,068 97 1,454 48,863
Southern First Bancshares  20,845 24 47 11,254
Strategic Education  95,042 1,338 3,755 *
Strattec Security  7,164 14 374 6,093
Tonian Holdings, Series A, Non-
Voting Shares  10,237 — — 10,238
Tonian Holdings, Series A,
Voting Shares  18,060 — — 18,060
Triumph Group  58,424 115 85,272 *

T. ROWE PRICE Small-Cap Value Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
Triumph Group, Warrants,
12/19/23, 12.35%  $ 1,116 $ — $ — $ —
U.S. Xpress Enterprises, Class
A  3,467 1 8,892 —
Utah Medical Products  24,250 318 986 21,991
T. Rowe Price Government
Reserve Fund, 5.13% 267,249   ¤   ¤ 245,964
Total $ 714,944^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $13,542 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $683,256.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Small-Cap Value Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,776,843) $ 10,409,646
Receivable for investment securities sold 21,590
Dividends and interest receivable 7,206
Receivable for shares sold 6,667
Cash 3,728
Due from affiliates 1,243
Other assets 117
Total assets 10,450,197
Liabilities
Payable for investment securities purchased 51,334
Obligation to return securities lending collateral 40,361
Payable for shares redeemed 9,513
Investment management fees payable 5,320
Payable to directors 9
Other liabilities 1,190
Total liabilities 107,727
NET ASSETS $ 10,342,470

T. ROWE PRICE Small-Cap Value Fund
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,828,239
Paid-in capital applicable to 207,819,792 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 7,514,231
NET ASSETS $ 10,342,470
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,502,607; Shares outstanding: 90,552,365) $ 49.72
Advisor Class
(Net assets: $77,256; Shares outstanding: 1,560,238) $ 49.52
I Class
(Net assets: $2,930,854; Shares outstanding: 59,036,234) $ 49.65
Z Class
(Net assets: $2,831,753; Shares outstanding: 56,670,955) $ 49.97

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $324) $ 77,501
Securities lending 165
    Interest 65
Other 47
Total income 77,778
Expenses
Investment management 32,790
Shareholder servicing
Investor Class $ 2,962
Advisor Class 37
I Class 228 3,227
Rule 12b-1 fees
Advisor Class 95
Prospectus and shareholder reports
Investor Class 180
Advisor Class 8
I Class 74
Z Class 1 263
Proxy and annual meeting 183
Custody and accounting 180
Registration 72
Legal and audit 26
Directors 19
Waived / paid by Price Associates (8,952)
Total expenses 27,903
Net investment income 49,875

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 90,181
Foreign currency transactions 2
Net realized gain 90,183
Change in net unrealized gain / loss
Securities 253,397
Other assets and liabilities denominated in foreign currencies 2
Change in net unrealized gain / loss 253,399
Net realized and unrealized gain / loss 343,582
INCREASE IN NET ASSETS FROM OPERATIONS
$ 393,457

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 49,875 $ 73,447
Net realized gain 90,183 809,310
Change in net unrealized gain / loss 253,399 (3,421,966)
Increase (decrease) in net assets from operations 393,457 (2,539,209)
Distributions to shareholders
Net earnings
Investor Class – (231,723)
Advisor Class – (3,628)
I Class – (154,288)
Z Class – (162,217)
Decrease in net assets from distributions – (551,856)
Capital share transactions
*
Shares sold
Investor Class 303,879 855,839
Advisor Class 4,752 15,905
I Class 175,651 1,825,520
Z Class 103,059 177,054
Distributions reinvested
Investor Class – 224,458
Advisor Class – 3,559
I Class – 141,442
Z Class – 162,217
Shares redeemed
Investor Class (532,009) (2,719,623)
Advisor Class (7,316) (23,284)
I Class (253,249) (768,152)
Z Class (141,769) (768,514)
Decrease in net assets from capital share
transactions (347,002) (873,579)

T. ROWE PRICE Small-Cap Value Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Net Assets
Increase (decrease) during period 46,455 (3,964,644)
Beginning of period 10,296,015 14,260,659
End of period $ 10,342,470 $ 10,296,015
*Share information (000s)
Shares sold
Investor Class 6,213 15,693
Advisor Class 96 285
I Class 3,581 33,178
Z Class 2,106 3,238
Distributions reinvested
Investor Class – 4,501
Advisor Class – 72
I Class – 2,843
Z Class – 3,251
Shares redeemed
Investor Class (10,950) (49,879)
Advisor Class (151) (440)
I Class (5,216) (14,034)
Z Class (2,875) (14,440)
Decrease in shares outstanding (7,196) (15,732)

T. ROWE PRICE Small-Cap Value Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in small companies whose common stocks are believed to be undervalued. The fund has four classes of shares: the Small-Cap Value Fund (Investor Class), the Small-Cap Value
Fund–Advisor Class (Advisor Class), the Small-Cap Value Fund–I Class (I Class)
and the Small-Cap Value Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and
Z Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.

T. ROWE PRICE Small-Cap Value Fund

Dividend income and capital gain distributions are recorded on the ex-dividend date.
Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the six months ended June 30, 2023, the fund realized
$18,388,000 of net gain on $36,829,000 of in-kind redemptions.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no

T. ROWE PRICE Small-Cap Value Fund

gain or loss and no tax consequences for the fund. During the six months ended June 30,
2023, the fund accepted $20,192,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Small-Cap Value Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Small-Cap Value Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary

T. ROWE PRICE Small-Cap Value Fund

by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 9,200 $ — $ 9,200
Common Stocks 9,358,834 230,900 223,686 9,813,420
Convertible Bonds — — 597 597
Convertible Preferred Stocks — — 338,957 338,957
Preferred Stocks — — 1,508 1,508
Short-Term Investments 205,603 — — 205,603
Securities Lending Collateral 40,361 — — 40,361
Total $ 9,604,798 $ 240,100 $ 564,748 $ 10,409,646

T. ROWE PRICE Small-Cap Value Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
June 30, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying
Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2023, totaled $(35,930,000) for the six months ended June 30, 2023.
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
6/30/23
Investment in Securities
Common Stocks $ 212,364 $ 15,707 $ — $ (4,385) $ 223,686
Convertible Bonds — — 597 — 597
Convertible Preferred Stocks 422,052 (54,199) 3,065 (31,961) 338,957
Preferred Stocks 1,508 — — — 1,508
Total $ 635,924 $ (38,492) $ 3,662 $ (36,346) $ 564,748

T. ROWE PRICE Small-Cap Value Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$223,686 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Expected
present value
Discount rate
for cost of
equity
11% 11% Decrease
Discount
for lack of
collectability
50% 50% Decrease
Timing of
events
2.08 yrs 2.08 yrs Decrease
Market
comparable
Probability
for potential
outcome
25%
– 40%
33% Increase
Discount for
liquidation
preference
—# —# Increase
Enterprise
value to sales
multiple
1.9x
– 14.3x
4.5x Increase
Sales growth
rate
15%
– 168%
26% Increase
Enterprise
value to gross
profit multiple
3.8x
– 18.4x
8.3x Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Gross profit
growth rate
11%
– 50%
23% Increase
Enterprise
value to
EBITDA
multiple
16.5x
– 19.3x
17.6x Increase
EBITDA
growth rate
125% 125% Increase
Price to
tangible book
value multiple
0.8x
– 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options Pricing
Model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 37%
– 39%
37% Increase
Convertible
Bonds
$597 Recent
comparable
transaction
price(s)
-# -# -# -#

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$338,957 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
Comparable
Probability
for potential
outcome
25%
– 40%
33% Increase
Premium for
liquidation
preference
—# —# Increase
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.7x Increase
Sales growth
rate
1%
– 172%
43% Increase
Enterprise
value to gross
profit multiple
1.9x
– 18.4x
9.6x Increase
Gross profit
growth rate
8%
– 50%
35% Increase
Enterprise
value to
EBITDA
multiple
7.5x
– 19.3x
9.6x Increase
EBITDA
growth rate
65% 65% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase

T. ROWE PRICE Small-Cap Value Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to sales
multiple
0.8x
– 5.1x
3.5x Increase
Projected
enterprise
value to
EBITDA
multiple
15.1x 15.1x Increase
Price-to-
earnings
multiple
8.4x
– 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0%
– 85%
43% Increase
Discount rate
for cost of
capital
20%
– 40%
29% Decrease
Discount for
uncertainty
70% 70% Decrease
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Preferred
Stocks
$1,508 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Small-Cap Value Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
uncertainty
5% 5% Decrease

T. ROWE PRICE Small-Cap Value Fund

securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $39,296,000;
the value of cash collateral and related investments was $40,361,000.
Other  Purchases and sales of portfolio securities other than short-term securities aggregated $1,415,478,000 and $1,661,850,000, respectively, for the six months ended
June 30, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $7,807,785,000. Net unrealized gain aggregated $2,601,863,000 at period-end, of which $3,418,042,000 related to appreciated investments and $816,179,000 related to depreciated investments.
NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change

T. ROWE PRICE Small-Cap Value Fund

in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2023, the effective annual group fee rate was 0.29%.
Effective June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive its management fee or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees

T. ROWE PRICE Small-Cap Value Fund

and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the six months ended June 30, 2023 as indicated in the table below.
At June 30, 2023, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six
months ended June 30, 2023, expenses incurred pursuant to these service agreements
Advisor Class I Class Z Class
Expense limitation/I Class Limit 1.24% 0.05% 0.00%
Expense limitation date 04/30/24 04/30/24 N/A
(Waived)/repaid during the period ($000s) $— $— $(8,952)

T. ROWE PRICE Small-Cap Value Fund

were $60,000 for Price Associates; $952,000 for T. Rowe Price Services, Inc.; and
$275,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At June 30, 2023, approximately 100% of the Z Class's outstanding shares were held by
Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades and for the cost of brokerage commissions embedded in the cost of the fund’s foreign currency transactions. These agreements may be rescinded at any time. For the six months ended June 30, 2023, these reimbursements amounted to
$510,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Small-Cap Value Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Small-Cap Value Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 142,410,648 1,093,556
Mark J. Parrell 142,275,654 1,210,677
Kellye L. Walker 141,935,836 1,585,428
Eric L. Veiel 142,433,470 1,081,935

T. ROWE PRICE Small-Cap Value Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with
T. Rowe Price Investment Management, Inc. (Subadviser), on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory
Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory
Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and
Subadviser about various topics. The Board also considered that the Subadviser has its own investment platform and investment management leadership, and the Adviser and
Subadviser have implemented information barriers restricting the sharing of investment information and voting activity. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. However, the
Board noted that there are information barriers between investment personnel of the
Adviser and Subadviser that restrict the sharing of certain information, such as investment research, trading, and proxy voting. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment

T. ROWE PRICE Small-Cap Value Fund

personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the
T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the
Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract and Subadvisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-
dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe
Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the
Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund)
that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. Under the
Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee rate decreases as total
T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale. The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size.
The fund also offers a Z Class, which serves as an underlying investment within certain
T. Rowe Price fund of funds arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-
party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class
Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the
Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses
(which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups.
Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. Broadridge constructed peer groups consisting of small-cap core funds, and the information provided to the
Board indicated that the fund’s contractual management fee ranked in the first quintile
(Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Expense Universe) and second quintile
(Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile
(Investor Class Expense Group, Advisor Class Expense Group, and Expense Universe).
At the request of the Adviser, Broadridge also constructed peer groups consisting of small-cap value funds, and the information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense
Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class
Expense Group, Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Advisor Class
Expense Group, and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States.
Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Small-Cap Value Fund

the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory
Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F46-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Small-Cap Value Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023